INCOME TAXES (Details)	12 Months Ended											60 Months Ended	36 Months Ended	12 Months Ended		24 Months Ended	36 Months Ended		24 Months Ended	36 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended
	Feb. 28, 2015 USD ($)	Feb. 28, 2014 USD ($)	Feb. 28, 2013 USD ($)	Feb. 28, 2015 Hong Kong USD ($)	Feb. 28, 2014 Hong Kong USD ($)	Feb. 28, 2013 Hong Kong USD ($)	Feb. 28, 2015 PRC USD ($)	Feb. 28, 2015 PRC CNY	Feb. 28, 2014 PRC USD ($)	Feb. 28, 2013 PRC USD ($)	Feb. 28, 2015 PRC Xueersi Education HNTE	Feb. 29, 2016 PRC Xueersi Education HNTE	Dec. 31, 2014 PRC Xueersi Education High-tech company	Feb. 28, 2015 TAL Hong Kong Hong Kong	Feb. 28, 2015 TAL Beijing PRC HNTE	Dec. 31, 2010 TAL Beijing PRC Newly established software enterprise	Dec. 31, 2016 TAL Beijing PRC Newly established software enterprise	Dec. 31, 2013 TAL Beijing PRC Newly established software enterprise	Dec. 31, 2012 Yidu Huida PRC Newly established software enterprise	Dec. 31, 2015 Yidu Huida PRC Newly established software enterprise	Feb. 28, 2015 Yidu Hong Kong Hong Kong	Dec. 31, 2014 Beijing Xintang Sichuang PRC Newly established software enterprise	Dec. 31, 2017 Beijing Xintang Sichuang PRC Newly established software enterprise
Income taxes
Tax rate (as a percent)														16.50%							16.50%
Income tax rate (as a percent)	25.00%	25.00%	25.00%				25.00%	25.00%
Provision for profits tax	$ 9,368,541	$ 6,679,754	$ 4,101,092	$ 0	$ 0	$ 0	$ 9,368,541		$ 6,679,754	$ 4,101,092
Assessable income	77,242,373	67,285,526	37,541,158	0	0	0
Preferential tax rate (as a percent)											15.00%	15.00%	15.00%		15.00%		15.00%	12.50%		12.50%			12.50%
Period for exemption from EIT																2 years			2 years			2 years
Current
PRC income tax expenses							11,827,735		7,863,965	4,708,274
Deferred
PRC income tax expenses							(2,459,194)		(1,184,211)	(607,182)
Total	9,368,541	6,679,754	4,101,092	0	0	0	9,368,541		6,679,754	4,101,092
Current deferred tax assets:
Accrued payroll	4,630,334	3,294,481
Accrued expenses		244,109
Less: valuation allowance	(68,300)	(257,527)
Current deferred tax assets, net	4,562,034	3,281,063
Non-current deferred tax assets:
Property and equipment	223,178	50,236
Intangible assets		303,779
Accrued expenses		203,424
Prepaid expense	357,776
Tax losses carry-forward deferred tax assets	1,497,279	1,102,903
Less: valuation allowance	(370,021)	(1,104,814)
Non-current deferred tax assets, net	1,708,212	555,528
Current deferred tax liabilities:
Accrued ADR income	62,100	62,100
Current deferred tax liabilities	62,100	62,100
Non-current deferred tax liabilities:
Intangible assets	108,565	32,344
Property and equipment	118,227
Non-current deferred tax liabilities	226,792	32,344
Additional disclosures
Tax loss carry-forward	5,989,116
Valuation allowance	438,321
Statute of limitations period for underpayment of income taxes due to computational errors							3 years	3 years
Late payment surcharge for underpayment of income taxes due to computational errors							0
Statute of limitations period under special circumstances							5 years	5 years
Statute of limitations period for transfer pricing related adjustment							10 years	10 years
Maximum period to make delinquent tax payment to taxpayer or withholding agent, if underpayment of taxes is resulted from the tax authority's act or error							3 years	3 years
Threshold amount of an underpayment of tax liability for specifically listing it under special circumstance for statute of limitation								100,000